Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2011
Segment and Geographic Information
Net Interest Revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2009
Non-interest revenue	¥287,750	¥56,463	¥(146,522)	¥158,601	¥356,292
Net interest revenue	4,107	3,326	(17,108)	(10,853)	(20,528)

Net revenue	291,857	59,789	(163,630)	147,748	335,764
Non-interest expenses	273,620	52,409	553,695	213,168	1,092,892

Income (loss) before income taxes	¥18,237	¥7,380	¥(717,325)	¥(65,420)	¥(757,128)

Year ended March 31, 2010
Non-interest revenue	¥384,816	¥68,280	¥763,567	¥(104,629)	¥1,112,034
Net interest revenue	3,456	2,085	25,964	(2,124)	29,381

Net revenue	388,272	70,365	789,531	(106,753)	1,141,415
Non-interest expenses	274,915	51,771	614,349	104,540	1,045,575

Income (loss) before income taxes	¥113,357	¥18,594	¥175,182	¥(211,293)	¥95,840

Year ended March 31, 2011
Non-interest revenue	¥389,404	¥76,269	¥534,094	¥56,518	¥1,056,285
Net interest revenue	3,029	4,475	96,442	(12,637)	91,309

Net revenue	392,433	80,744	630,536	43,881	1,147,594
Non-interest expenses	291,245	55,691	623,819	66,688	1,037,443

Income (loss) before income taxes	¥101,188	¥25,053	¥6,717	¥(22,807)	¥110,151

	Translation into millions of U.S. dollars
Year ended March 31, 2011
Non-interest revenue	$4,705	$922	$6,454	$682	$12,763
Net interest revenue	37	54	1,165	(153)	1,103

Net revenue	4,742	976	7,619	529	13,866
Non-interest expenses	3,519	673	7,538	805	12,535

Income (loss) before income taxes	$1,223	$303	$81	$(276)	$1,331

Major Components of Income (Loss) before Income Taxes in "Other"

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net gain related to economic hedging transactions	¥28,032	¥3,323	¥2,290	$28
Realized gain (loss) on investments in equity securities held for operating purposes	(2,363)	(3,365)	219	2
Equity in earnings (loss) of affiliates	(718)	7,765	8,996	109
Corporate items	(70,533)	(83,291)	(33,327)	(403)
Other(1)	(19,838)	(135,725)	(985)	(12)

Total	¥(65,420)	¥(211,293)	¥(22,807)	$(276)

(1)	Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥ 97,880 million for the year ended March 2009, and ¥2,974 million for the year ended March 2010, and the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

Reconciliation of Combined Business Segments Results included in the Preceding Table to Nomura's Reported Net Revenue

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net revenue	¥335,764	¥1,141,415	¥1,147,594	$13,866
Unrealized gain(loss) on investments in equity securities held for operating purposes	(23,137)	9,407	(16,896)	(204)

Consolidated net revenue	¥312,627	¥1,150,822	¥1,130,698	$13,662

Non-interest expenses	¥1,092,892	¥1,045,575	¥1,037,443	$12,535
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—	—

Consolidated non-interest expenses	¥1,092,892	¥1,045,575	¥1,037,443	$12,535

Income (loss) before income taxes	¥(757,128)	¥95,840	¥110,151	$1,331
Unrealized gain (loss) on investments in equity securities held for operating purposes	(23,137)	9,407	(16,896)	(204)

Consolidated income (loss) before income taxes	¥(780,265)	¥105,247	¥93,255	$1,127

Geographic Allocation of Net Revenue and Income (Loss) before Income Taxes from Operations by Geographic Areas, and Long-lived Assets

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net revenue(1):
Americas	¥17,748	¥131,512	¥168,889	$2,041
Europe	(170,718)	348,829	257,135	3,107
Asia and Oceania	18,781	63,748	44,474	537

Sub-total	(134,189)	544,089	470,498	5,685
Japan	446,816	606,733	660,200	7,977

Consolidated	¥312,627	¥1,150,822	¥1,130,698	$13,662

Income (loss) before income taxes:
Americas	¥(165,647)	¥3,557	¥4,410	$53
Europe	(412,222)	18,995	(43,627)	(527)
Asia and Oceania	(81,243)	13,036	(16,296)	(197)

Sub-total	(659,112)	35,588	(55,513)	(671)
Japan	(121,153)	69,659	148,768	1,798

Consolidated	¥(780,265)	¥105,247	¥93,255	$1,127

	March 31
	2009	2010	2011	2011
Long-lived assets:
Americas	¥100,241	¥94,508	¥91,295	$1,103
Europe	62,690	98,223	115,352	1,394
Asia and Oceania	30,804	32,871	31,642	382

Sub-total	193,735	225,602	238,289	2,879
Japan	312,893	269,449	270,945	3,274

Consolidated	¥506,628	¥495,051	¥509,234	$6,153

(1)	There is no revenue derived from transactions with a single major external client.